Business acquisitions	12 Months Ended
Dec. 31, 2021
Business acquisitions
Business acquisitions
5.	Business acquisitions:
(a)	Acquisition of Achieve TMS East/Central:

On October 1, 2021, the Company, through its wholly-owned subsidiary, TMS NeuroHealth Centers Inc., completed the acquisition (the “Achieve TMS East/Central Acquisition”) of all of the issued and outstanding membership interests of Achieve TMS East, LLC (“Achieve TMS East”) and Achieve TMS Central, LLC (“Achieve TMS Central”, and together with Achieve TMS East, “Achieve TMS East/Central”). The initial aggregate purchase price for Achieve TMS East/Central is estimated to be $7,905,700, excluding Achieve TMS East/Central’s cash and subject to customary working capital adjustments. The Company paid $6,655,700 in cash upon closing of the Achieve TMS East/Central Acquisition and the remaining $1,250,000 is being held in an escrow account, subject to the finalization of the escrow conditions.

In addition, the purchase price payable in respect of the Achieve TMS East/Central Acquisition includes contingent consideration that is subject to a capped earn-out of up to an additional $2,500,000 based on the earnings before interest, tax, depreciation and amortization (“EBITDA”) achieved by Achieve TMS East during the twelve-month period following the closing of the Achieve TMS East/Central Acquisition. All subsequent changes in the fair value of this liability are recognized in the consolidated statements of net loss and comprehensive loss. As at October 1, 2021 and December 31, 2021, the Company estimates the fair value of the purchase price payable in respect to the earn-out to be nil. The amount recognized as at October 1, 2021 and December 31, 2021 is based on management’s best estimate of the earn-out payable and is subject to estimation uncertainty.

The deferred and contingent consideration payable balance related to the Achieve TMS East/Central Acquisition as at December 31, 2021 is $1,250,000, made up of an estimated nil earn-out payable and $1,250,000 in cash is restricted and being held in an escrow account, subject to finalization of the escrow conditions.

The Achieve TMS East/Central Acquisition represents the addition of 17 new TMS centers (each, a “TMS Center”) and strengthens our presence in New England and in the central United States.

5.	Business acquisitions (continued):

The Achieve TMS East/Central Acquisition has been accounted for using the acquisition method of accounting. The allocation of the purchase price consideration for the Achieve TMS East/Central Acquisition is preliminary, and is comprised as follows:

Purchase consideration

Cash paid, net of cash acquired ($69,769)	$6,585,931
Deferred and contingent consideration	1,250,000
Working capital adjustment	(104,052)
7,731,879
Net assets acquired

Current assets, excluding cash acquired	460,070
Property, plant and equipment	57,544
Right-of-use assets	2,366,868
Accounts payable and accrued liabilities	(228,193)
Current lease liabilities	(1,152,426)
Long-term lease liabilities	(1,214,441)
Covenants not to compete	550,000
Management services agreement	3,850,000
4,689,422

Goodwill	$3,042,457

As part of the Achieve TMS East/Central Acquisition, the Company acquired a management services agreement (the “Achieve TMS East/Central MSA”) between Achieve TMS East/Central and its clinics, under which it provides management, administrative, financial and other services in exchange for a fee. This Achieve TMS East/Central MSA is the key intangible asset identified as part of the Achieve TMS East/Central Acquisition and drives the value of the business. The Achieve TMS East/Central MSA is valued using the multi-period excess earnings method. The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the Achieve TMS East/Central MSA by excluding any cash flows related to contributory assets.

The purchase agreement in respect of the Achieve TMS East/Central Acquisition included a non-compete covenant from the sellers in favour of the Company. Pursuant to this covenant, the sellers are prohibited from competing with Achieve TMS East/Central for a period of five years from the closing date of the Achieve TMS East/Central Acquisition. This intangible asset is valued using the with-and-without method.

From the date of the Achieve TMS East/Central Acquisition up to and including December 31, 2021, Achieve TMS East/Central has contributed service revenues and a net loss of $853,844 and $164,011, respectively.

The purchase price allocation is considered to be preliminary and subsequent adjustments during the measurement period will occur as the Company finalizes the purchase price payable in respect of the earn-out, if any. Goodwill is primarily attributable to the ability to expand the Company’s national footprint and the synergies expected to result from combining Achieve TMS East/Central’s operations with the Company, and is allocated to the Achieve TMS East/Central CGU. Goodwill is deductible for tax purposes.

5.	Business acquisitions (continued):

For the year ended December 31, 2021, $426,006 of Achieve TMS East/Central Acquisition-related costs have been incurred and are included in corporate, general and administrative expenses on the consolidated statements of net loss and comprehensive loss.

The unaudited annual consolidated revenue and loss for the year and comprehensive loss, not including operational synergies, on a proforma basis as if the Company acquired Achieve TMS East/Central as at January 1, 2021, is $54,899,318 and $24,671,142, respectively. This proforma information is for informational purposes only and does not represent actual results of operations for the period presented.

(b)	Acquisition of Achieve TMS West:

On September 26, 2019, the Company, through its wholly-owned subsidiary, TMS NeuroHealth Centers Inc., completed the acquisition (the “Achieve TMS West Acquisition”) of all of the issued and outstanding membership interests of each of Achieve TMS Centers, LLC and Achieve TMS Alaska, LLC (collectively “Achieve TMS West”) for a purchase price of $10,772,258, excluding Achieve TMS West’s cash, of which $2,611,044 of the purchase price was satisfied through the issuance of an aggregate of 286,347 common shares of the Company to the vendors and the remainder was settled in cash, less deferred and contingent consideration of $1,274,402. The common shares issued as partial consideration for the purchase price were valued at C$12.10 per common share, based on a price per common share equal to the volume-weighted average trading price of the Company’s common shares on the Toronto Stock Exchange for the five trading days ending two trading days prior to the closing of the Achieve TMS West Acquisition.

In addition, the Achieve TMS West Acquisition was subject to an earn-out based on the earnings before interest, tax, depreciation and amortization (EBITDA) achieved by Achieve TMS West during the twelve-month period following the closing of the Achieve TMS West Acquisition. The value of the purchase price payable, as of the Achieve TMS West Acquisition date was estimated by management at the acquisition date using a probability weighted valuation technique. All subsequent changes in the fair value of this liability were recognized in the consolidated statements of net loss and comprehensive loss. As at the acquisition date, the Company estimated the purchase price payable in respect to the earn-out to be nil. The earn-out payable has since been finalized at $10,319,429 (see note 13).

Achieve TMS West controls and operates a network of TMS Centers that specialize in the provision of TMS therapy for the treatment of depression and related psychiatric services at TMS Centers in California, Oregon and Alaska. The Achieve TMS West Acquisition provides the Company with an increased national footprint and a platform for further West Coast expansion through excellent brand recognition, physician reputation and high visibility within the West Coast TMS community.

5.	Business acquisitions (continued):

The Acquisition has been accounted for using the acquisition method of accounting. The allocation of the purchase price consideration for the Achieve TMS West Acquisition is final and is comprised as follows:

Purchase consideration
Cash	$6,886,812
Share issuance	2,611,044
Deferred and contingent consideration	1,274,402
10,772,258
Net assets acquired

Cash	175,346
Current assets	886,392
Capital and other assets	6,321,730
Current liabilities	(1,233,400)
Long-term liabilities	(5,415,460)
Covenants not to compete	310,000
Management services agreement	6,020,000
7,064,608

Goodwill	$3,707,650

On September 26, 2019, Achieve TMS West entered into a management services agreement (the “Achieve TMS West MSA”) with a professional corporation owned by two physicians. Pursuant to the Achieve TMS West MSA, the Company provides the professional corporation with management, administration and support services. This Achieve TMS West MSA is the key intangible asset identified as part of the Achieve TMS West Acquisition and drives the value of the business. The Achieve TMS West MSA is valued using the multi-period excess earnings method.

The purchase agreement in respect of the Achieve TMS West Acquisition included a non-compete covenant from the sellers in favour of the Company. Pursuant to this covenant, the sellers are prohibited from competing with Achieve TMS West for a period of 5 years from the closing date of the Achieve TMS West Acquisition. This intangible asset is valued using the with-and-without method.

The purchase price allocation is final. The goodwill is primarily attributable to the ability to expand the Company’s national footprint and the synergies expected to result from combining Achieve TMS’s operations with the Company. Goodwill is deductible for tax purposes.

For the year ended December 31, 2021, nil (December 31, 2020 – nil; December 31, 2019 – $385,674) acquisition-related costs have been incurred related to the acquisition of Achieve TMS West and are included in corporate, general and administrative expenses on the consolidated statements of net loss and comprehensive loss.